Equity	12 Months Ended
Dec. 31, 2012
Partners' Capital Notes [Abstract]
Equity
EQUITY:
Limited Partner Units
Limited partner interests in the Partnership are represented by Common Units that entitle the holders thereof to the rights and privileges specified in the Partnership Agreement. The Partnership’s Common Units are registered under the Securities Exchange Act of 1934 (as amended) and are listed for trading on the NYSE. Each holder of a Common Unit is entitled to one vote per unit on all matters presented to the Limited Partners for a vote. In addition, if at any time any person or group (other than the Partnership’s General Partner and its affiliates) owns beneficially 20% or more of all Common Units, any Common Units owned by that person or group may not be voted on any matter and are not considered to be outstanding when sending notices of a meeting of Unitholders (unless otherwise required by law), calculating required votes, determining the presence of a quorum or for other similar purposes under the Partnership Agreement. The Common Units are entitled to distributions of Available Cash as described below under “Parent Company Quarterly Distributions of Available Cash.”
As of December 31, 2012, there were issued and outstanding 279,955,608 Common Units representing an aggregate 99.75% limited partner interest in the Partnership.
Our Partnership Agreement contains specific provisions for the allocation of net earnings and losses to the partners for purposes of maintaining the partner capital accounts. For any fiscal year that the Partnership has net profits, such net profits are first allocated to the General Partner until the aggregate amount of net profits for the current and all prior fiscal years equals the aggregate amount of net losses allocated to the General Partner for the current and all prior fiscal years. Second, such net profits shall be allocated to the Limited Partners pro rata in accordance with their respective sharing ratios. For any fiscal year in which the Partnership has net losses, such net losses shall be first allocated to the Limited Partners in proportion to their respective adjusted capital account balances, as defined by the Partnership Agreement, (before taking into account such net losses) until their adjusted capital account balances have been reduced to zero. Second, all remaining net losses shall be allocated to the General Partner. The General Partner may distribute to the Limited Partners funds of the Partnership that the General Partner reasonably determines are not needed for the payment of existing or foreseeable Partnership obligations and expenditures.
Common Units
The change in ETE Common Units during the years ended December 31, 2012, 2011 and 2010 was as follows:

	Years Ended December 31,
	2012	2011	2010
Number of Common Units, beginning of period	222,972,708	222,941,172	222,898,248
Issuance of restricted Common Units under long-term incentive plan	740	31,536	42,924
Issuance of common units in connection with Southern Union Merger (See Note 3)	56,982,160	—	—
Number of Common Units, end of period	279,955,608	222,972,708	222,941,172

Sale of Common Units by Subsidiaries
The Parent Company accounts for the difference between the carrying amount of its investment in ETP and Regency and the underlying book value arising from issuance of units by ETP or Regency (excluding unit issuances to the Parent Company) as a capital transaction. If ETP or Regency issues units at a price less than the Parent Company’s carrying value per unit, the Parent Company assesses whether the investment has been impaired, in which case a provision would be reflected in our statement of operations. The Parent Company did not recognize any impairment related to the issuance of ETP or Regency Common Units during the periods presented.
As a result of ETP’s and Regency’s issuances and redemptions of Common Units, we have recognized increases in partners’ capital of $80 million, $153 million and $352 million for the years ended December 31, 2012, 2011 and 2010, respectively.
Sale of Common Units by ETP
The following table summarizes ETP’s public offerings of ETP Common Units during the periods presented:

Date	Number of ETP Common Units (1)	Price per ETP Unit	Net Proceeds	Use of Proceeds
January 2010	9,775,000	$44.72	$424	(2)(3)
August 2010	10,925,000	46.22	489	(2)(3)
April 2011	14,202,500	50.52	695	(3)
November 2011	15,237,500	44.67	660	(2)(3)
July 2012	15,525,000	44.57	671	(2)(3)

(1)	Number of Common Units includes the exercise of the overallotment options by the underwriters.

(2)	Proceeds were used to repay amounts outstanding under the ETP Credit Facility.

(3)	Proceeds were used to fund capital expenditures and capital contributions to joint ventures, as well as for general partnership purposes.
ETP issued 90,706,000 ETP Class F Units in connection with the Holdco Transaction that are reported as treasury units, which are entitled to receive distributions in accordance with their terms, see Note 3.
ETP’s Equity Distribution Program
From time to time, ETP has sold ETP Common Units through an equity distribution agreement. Such sales of ETP Common Units are made by means of ordinary brokers’ transactions on the NYSE at market prices, in block transactions or as otherwise agreed between us and the sales agent which is the counterparty to the equity distribution agreement.
In January 2013, ETP entered into an equity distribution agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). According to the provisions of this agreement, ETP may offer and sell from time to time through BofA Merrill Lynch, as its sales agent, ETP Common Units having an aggregate offering price of up to $200 million. Under the terms of this agreement, ETP may also sell ETP Common Units to BofA Merrill Lynch as principal for its own account at a price agreed upon at the time of sale. Any sale of ETP Common Units to BofA Merrill Lynch as principal would be pursuant to the terms of a separate agreement between us and BofA Merrill Lynch.
ETP’s Equity Incentive Plan Activity
As discussed in Note 9, ETP issues ETP Common Units to employees and directors upon vesting of awards grander under ETP’s equity incentive plans. Upon vesting, participants in the equity incentive plans may elect to have a portion of the ETP Common Units which they are entitled withheld by the Partnership to satisfy tax-withholding obligations.
ETP’s Distribution Reinvestment Program
In April 2011, ETP filed a registration statement with the SEC covering its DRIP. The DRIP provides ETP’s Unitholders of record and beneficial owners of ETP Common Units a voluntary means by which they can increase the number of ETP Common Units they own by reinvesting the quarterly cash distributions they would otherwise receive in the purchase of additional Common Units. The registration statement covers the issuance of up to 5,750,000 Common Units under the DRIP.
During 2012, distributions of approximately $43 million were reinvested under the DRIP resulting in the issuance of 1,038,825 ETP Common Units.
Sale of Common Units by Regency
The following table summarizes Regency’s public offerings of Regency Common Units during the periods presented:

Date	Number of Regency Common Units (1)	Price per Regency Unit	Net Proceeds	Use of Proceeds
August 2010	17,537,500	$23.80	$400	(2)
May 2011	8,500,001	(4)	204	(3)
October 2011	11,500,000	20.92	232	(2)
March 2012	12,650,000	24.47	297	(2)(3)

(1)	Number of Common Units includes the exercise of the overallotment options by the underwriters.

(2)	Proceeds were used to repay amounts outstanding under the Regency Credit Facility.

(3)	Proceeds were used to fund capital expenditures and capital contributions to joint ventures, as well as for general partnership purposes.

(4)	Regency Units were issued in a private placement.
On June 19, 2012, Regency entered into an Equity Distribution Agreement with Citi under which Regency may offer and sell Regency Common Units, having an aggregate offering price of up to $200 million from time to time through Citi, as sales agent for Regency. Sales of these units, if any, made under the Regency Equity Distribution Agreement will be made by means of ordinary brokers’ transactions on the New York Stock Exchange at market prices, in block transactions, or as otherwise agreed upon by Regency and Citi. Under the terms of this agreement, Regency may also sell Regency Common Units to Citi as principal for its own account at a price agreed upon at the time of sale. Any sale of Regency Common Units to Citi as principal would be pursuant to the terms of a separate agreement between Regency and Citi. Regency intends to use the net proceeds from the sale of these units for general partnership purposes. During the year ended December 31, 2012, Regency issued 691,129 Regency Common Units pursuant to its Equity Distribution Agreement with Citi and received net proceeds of $15 million.
Contributions to Subsidiaries
The Parent Company indirectly owns the entire general partner interest in ETP through its ownership of ETP GP, the general partner of ETP. In order to maintain its general partner interest in ETP, ETP GP was previously required to make contributions to ETP each time ETP issued limited partner interests for cash or in connection with acquisitions. These contributions were generally paid by offsetting the required contributions against the funds ETP GP receives from ETP distributions on the general partner and limited partner interests owned by ETP GP. In July 2009, ETP amended and restated its partnership agreement, and as a result, ETP GP is no longer required to make corresponding contributions to maintain its general partner interest in ETP.
The Parent Company owns the entire general partner interest in Regency through its ownership of Regency GP. Regency GP has the right, but not the obligation, to contribute a proportionate amount of capital to Regency to maintain its current general partner interest. Regency GP’s interest in Regency’s distributions is reduced if Regency issues additional units and Regency GP does not contribute a proportionate amount of capital to Regency to maintain its General Partner interest.
Parent Company Quarterly Distributions of Available Cash
Our distribution policy is consistent with the terms of our Partnership Agreement, which requires that we distribute all of our available cash quarterly. The Parent Company’s only cash-generating assets currently consist of distributions from ETP and Regency related to limited and general partner interests, including IDRs, and distributions related to its 60% interest in Holdco. We currently have no independent operations outside of our direct and indirect interests in ETP, Regency and Holdco.
Our distributions declared during the years ended December 31, 2012, 2011 and 2010 are summarized as follows:

Quarter Ended	Record Date	Payment Date	Distribution per ETE Common Unit
September 30, 2012	November 6, 2012	November 16, 2012	$0.6250
June 30, 2012	August 6, 2012	August 17, 2012	0.6250
March 31, 2012	May 4, 2012	May 18, 2012	0.6250
December 31, 2011	February 7, 2012	February 17, 2012	0.6250

September 30, 2011	November 4, 2011	November 18, 2011	$0.6250
June 30, 2011	August 5, 2011	August 19, 2011	0.6250
March 31, 2011	May 6, 2011	May 19, 2011	0.5600
December 31, 2010	February 7, 2011	February 18, 2011	0.5400

September 30, 2010	November 8, 2010	November 19, 2010	$0.5400
June 30, 2010	August 9, 2010	August 19, 2010	0.5400
March 31, 2010	May 7, 2010	May 19, 2010	0.5400
December 31, 2009	February 8, 2010	February 19, 2010	0.5400

On January 28, 2013, the Parent Company declared a cash distribution for the three months ended December 31, 2012 of $0.635 per Common Unit, or $2.54 annualized. We paid this distribution on February 19, 2013 to Unitholders of record at the close of business on February 7, 2013.
ETP’s Quarterly Distribution of Available Cash
ETP’s Partnership Agreement requires that ETP distribute all of its Available Cash to its Unitholders and its General Partner within 45 days following the end of each fiscal quarter, subject to the payment of incentive distributions to the holders of IDRs to the extent that certain target levels of cash distributions are achieved. The term Available Cash generally means, with respect to any fiscal quarter of ETP, all cash on hand at the end of such quarter, plus working capital borrowings after the end of the quarter, less reserves established by its General Partner in its sole discretion to provide for the proper conduct of ETP’s business, to comply with applicable laws or any debt instrument or other agreement, or to provide funds for future distributions to partners with respect to any one or more of the next four quarters. Available Cash is more fully defined in ETP’s Partnership Agreement.
ETP’s distributions declared during the periods presented below are summarized as follows:

Quarter Ended	Record Date	Payment Date	Distribution per ETP Common Unit
September 30, 2012	November 6, 2012	November 14, 2012	$0.89375
June 30, 2012	August 6, 2012	August 14, 2012	0.89375
March 31, 2012	May 4, 2012	May 15, 2012	0.89375
December 31, 2011	February 7, 2012	February 14, 2012	0.89375

September 30, 2011	November 4, 2011	November 14, 2011	$0.89375
June 30, 2011	August 5, 2011	August 15, 2011	0.89375
March 31, 2011	May 6, 2011	May 16, 2011	0.89375
December 31, 2010	February 7, 2011	February 14, 2011	0.89375

September 30, 2010	November 8, 2010	November 15, 2010	$0.89375
June 30, 2010	August 9, 2010	August 16, 2010	0.89375
March 31, 2010	May 7, 2010	May 17, 2010	0.89375
December 31, 2009	February 8, 2010	February 15, 2010	0.89375

On January 28, 2013, ETP declared a cash distribution for the three months ended December 31, 2012 of $0.89375 per ETP Common Unit, or $3.575 annualized. ETP paid this distribution on February 14, 2013 to ETP Unitholders of record at the close of business on February 7, 2013.
Regency’s Quarterly Distribution of Available Cash
Regency’s Partnership Agreement requires that Regency distribute all of its Available Cash to its Unitholders and its General Partner within 45 days after the end of each quarter to unitholders of record on the applicable record date, as determined by the general partner. The term Available Cash generally consists of all cash and cash equivalents on hand at the end of that quarter less the amount of cash reserves established by the general partner to: (i) provide for the proper conduct of the Partnership’s business; (ii) comply with applicable law, any debt instruments or other agreements; or (iii) provide funds for distributions to the unitholders and to the General Partner for any one or more of the next four quarters and plus, all cash on hand on that date of determination of available cash for the quarter resulting from working capital borrowings made after the end of the quarter for which the determination is being made.
Distributions paid by Regency since the date of acquisition are summarized as follows:

Quarter Ended	Record Date	Payment Date	Distribution per Regency Common Unit
September 30, 2012	November 6, 2012	November 14, 2012	$0.460
June 30, 2012	August 6, 2012	August 14, 2012	0.460
March 31, 2012	May 7, 2012	May 14, 2012	0.460
December 31, 2011	February 6, 2012	February 13, 2012	0.460

September 30, 2011	November 7, 2011	November 14, 2011	$0.455
June 30, 2011	August 5, 2011	August 12, 2011	0.450
March 31, 2011	May 6, 2011	May 13, 2011	0.445
December 31, 2010	February 7, 2011	February 14, 2011	0.445

September 30, 2010	November 5, 2010	November 12, 2010	$0.445
June 30, 2010	August 6, 2010	August 13, 2010	0.445

On January 28, 2013, Regency declared a cash distribution for the three months ended December 31, 2012 of $0.46 per Regency Common Unit, or $1.84 annualized. Regency paid this distribution on February 14, 2013 to Regency Unitholders of record at the close of business on February 7, 2013.
Accumulated Other Comprehensive Income (Loss)
The following table presents the components of AOCI, net of tax:

	December 31,
	2012	2011
Net gains (losses) on commodity related hedges	$(3)	$2
Actuarial loss related to pensions and other postretirement benefits	(10)	—
Equity investments, net	(9)	—
Subtotal	(22)	2
Amounts attributable to noncontrolling interest	10	(1)
Total AOCI included in partners’ capital, net of tax	$(12)	$1

The table below sets forth the tax amounts included in the respective components of other comprehensive income (loss) for the periods presented:

	December 31,
	2012	2011
Net gains on commodity related hedges	$2	$—
Actuarial loss relating to pension and other postretirement benefits	5	—
Total	$7	$—